Summary of Significant Accounting Policies - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) Segment shares	Dec. 31, 2020 USD ($) shares	Dec. 31, 2019 USD ($) shares
Accounting Policies [Line Items]
Original maturities of financial instruments	90 days
Fees payable to customers	$ 25,000	$ 16,900
Restricted cash held as collateral	100	200
Credit loss expense	8,316	3,280	$ 1,407
Off-balance-sheet credit exposure related to customers	$ 0
Percentage Of Revenue Recognized Over Time	86.20%
Percentage Of Revenue Recognized At A Point In Time	13.80%
Capitalized commissions, net	$ 25,393	22,000
Capitalized commissions, net, non-current	22,999	20,427
Amortization of capitalized commission	$ 29,280	$ 29,119	$ 25,641
Expected dividend yield	0.00%	0.00%	0.00%
Foreign currency losses associated with realized transactions and remeasurement, recorded in other income/ (expense)	$ 800	$ 800	$ 1,500
Non-monetary transaction revenue	3,300	2,600	4,200
Non-monetary transaction expense	$ 2,600	$ 1,400	$ 4,200
Number of operating segments | Segment	1
Number of reportable segments | Segment	1
Stock Options
Accounting Policies [Line Items]
Stock options excluded from the computation of diluted net loss per share of common stock | shares	51,646,456	37,028,088	37,912,097
Outside North America
Accounting Policies [Line Items]
Property plant and equipment percentage	33.40%	21.80%
Minimum
Accounting Policies [Line Items]
Average historical customer life	1 year
Maximum
Accounting Policies [Line Items]
Average historical customer life	4 years
Computer Equipment and Purchased Software
Accounting Policies [Line Items]
Estimated useful lives of property and equipment	three years
Furniture and Equipment
Accounting Policies [Line Items]
Estimated useful lives of property and equipment	seven years
Capitalized Software Development Costs | Maximum
Accounting Policies [Line Items]
Estimated economic life of application	3 years